Short Term Loan to Third Party	12 Months Ended
Sep. 30, 2024
Short Term Loan to Third Party [Abstract]
SHORT TERM LOAN TO THIRD PARTY

8. SHORT TERM LOAN TO THIRD PARTY

The Company signed loan agreement with a third party Short Selling Capital Group Limited to provide short term loans on September 26, 2024. As of September 30, 2024, the short-term loans to third party consist of the following:

Borrower	Annual Interest Rate	Maturity		As of September 30, 2024,
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2025	$410,000
				$410,000